Short-Term Bank Loans	12 Months Ended
Dec. 31, 2024
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

7. SHORT-TERM BANK LOANS

The following table presents short-term bank loan as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
Shanghai Commercial & Savings Bank	$6,630	$6,389
Taipei Fubon Bank	1,267	836
Total	$7,897	$7,225

Shanghai Commercial & Savings Bank loan

On September 23, 2023, HEB entered into an one-year loan agreement with Shanghai Commercial and Savings Bank, Ltd. This new loan agreement provided a credit limit of NTD 300,000 thousand with a variable interest rate and a maturity date of September 23, 2024. On October 2 and October 26, 2023, HEB borrowed an aggregate amount of NTD 203,000 thousand ($6,515) with the interest rate of 2.06%. As of December 31, 2023, the outstanding borrowing under this agreement was NTD 203,000 thousand ($6,630) with an interest rate of 2.06% per annum.

On July 3, 2024, HEB borrowed an amount of NTD 5,000 thousand ($156) with the interest rate of 2.19%. On September 24, 2024, HEB repaid an aggregate amount of NTD 208,000 thousand ($6,478).

On September 23, 2024, HEB renewed the loan agreement with Shanghai Commercial and Savings Bank, Ltd. to extend the maturity date to September 23, 2025. On September 23 and December 3, 2024, HEB borrowed an aggregate amount of NTD 209,500 thousand ($6,525) with the interest rate of 2.19%. As of December 31, 2024, the outstanding borrowing under this agreement was NTD 209,500 thousand ($6,389) with an interest rate of 2.19% per annum. The borrowing was guaranteed by Panatoz Corporation, Nobel Consumer Corporation, Fu-Feng Kuo, and Ju-Ting Chen, related parties.

Taipei Fubon Bank loan

On December 6, 2023, HEB entered into a short-term loan agreement with Taipei Fubon Bank. This loan agreement provided a credit limit of NTD 38,800 thousand ($1,246) with a variable interest rate. This borrowing was due on June 3, 2024 and the interest rate was 2.63% per annum.

As of December 31, 2023, the outstanding borrowing under this agreement was NTD 38,800 thousand ($1,267).

On January 22 and June 3, 2024, HEB repaid an aggregate amount of NTD 38,800 thousand ($1,208) for this loan. On June 3, 2024, HEB entered into a short-term loan agreement with Taipei Fubon Bank. This loan agreement provided a credit limit of NTD 27,400 thousand ($853) with a variable interest rate. This borrowing was due on November 30, 2024 and the interest rate was 2.76% per annum. On November 29, 2024, HEB repaid an amount of NTD 27,400 thousand ($853) for this loan.

On November 21, 2024, HEB entered into a short-term loan agreement with Taipei Fubon Bank. This loan agreement provided a credit limit of NTD 27,400 thousand ($853) with a variable interest rate. On November 29, 2024, HEB borrowed an amount of NTD 27,400 thousand ($853) with the interest rate of 2.85% and repaid this loan on December 20, 2024. On December 20, 2024, HEB borrowed an amount of NTD 27,400 thousand ($853) with the interest rate of 2.96% per annum and a maturity date of June 18, 2025.

As of December 31, 2024, the outstanding borrowing under this agreement was NTD 27,400 thousand ($836). These borrowings were guaranteed by Panatoz Corporation, Fu-Feng Kuo, and Ju-Ting Chen, the related parties.